LEASES - Schedule Of Components Of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Costs [Abstract]
Amortization of land use rights	$ 19,970	$ 19,956	$ 22,670
Operating lease costs	25,108	22,613	18,434
Short-term lease costs	2,381	1,028	342
Variable lease costs	6,811	6,494	2,684
Finance Lease, Costs [Abstract]
Amortization of right-of-use assets	5,315	5,265	5,336
Interest costs	20,795	22,399	24,562
Total lease costs	$ 80,380	$ 77,755	$ 74,028